Employee Future Benefits - Schedule of Net Benefit Costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Defined Benefit Pension Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	$ 19	$ 16	$ 37	$ 31
Interest costs	40	40	80	80
Expected return on plan assets	(55)	(50)	(110)	(100)
Amortization of actuarial gains	0	(3)	0	(5)
Amortization of past service credits/plan amendments	(1)	(1)	(1)	(1)
Regulatory adjustments	0	2	0	6
Net benefit cost	3	4	6	11
OPEB Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	6	6	12	11
Interest costs	8	7	15	15
Expected return on plan assets	(7)	(5)	(13)	(11)
Amortization of actuarial gains	(5)	(5)	(9)	(9)
Amortization of past service credits/plan amendments	0	(1)	0	(1)
Regulatory adjustments	1	1	1	3
Net benefit cost	$ 3	$ 3	$ 6	$ 8